Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust
BlackRock Advantage Large Cap Income ETF
BlackRock Large Cap Value ETF
(each, a “Fund” and together, the “Funds”)
Supplement dated September 26, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
This information was previously disclosed in a supplement filed on August 6, 2024.
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
Effective October 10, 2024, the following changes are made to BlackRock Advantage Large Cap Income ETF’s Summary Prospectus, Prospectus and SAI, as applicable:
The first paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund seeks to achieve its investment objective by employing a targeted outcome strategy consisting of the following:
•	holding long positions in U.S. large cap equity securities,

•	selling (writing) call options on a large cap equity index, such as the S&P 500 Index, and

•	buying futures on a large cap equity index, such as the S&P 500 Index.

BlackRock Advantage Large Cap Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust
BlackRock Advantage Large Cap Income ETF
(each, a “Fund” and together, the “Funds”)
Supplement dated September 26, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
This information was previously disclosed in a supplement filed on August 6, 2024.
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
Effective October 10, 2024, the following changes are made to BlackRock Advantage Large Cap Income ETF’s Summary Prospectus, Prospectus and SAI, as applicable:
The first paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund seeks to achieve its investment objective by employing a targeted outcome strategy consisting of the following:

•	holding long positions in U.S. large cap equity securities,

•	selling (writing) call options on a large cap equity index, such as the S&P 500 Index, and

•	buying futures on a large cap equity index, such as the S&P 500 Index.

BlackRock Large Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust
BlackRock Large Cap Value ETF
(each, a “Fund” and together, the “Funds”)
Supplement dated September 26, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
This information was previously disclosed in a supplement filed on August 6, 2024.
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF